ENTITY WIDE DISCLOSURES (Schedule of Summary of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geography:
Total	$ 110,949	$ 100,834	$ 103,270
US
Geography:
Total	55,936	53,334	55,991
Americas Other [Member]
Geography:
Total	972	1,311	857
Americas (primarily the United States) [Member]
Geography:
Total	56,908	54,645	56,848
Israeli [Member]
Geography:
Total	1,681	1,493	1,654
EMEA (excluding Germany and Israel) [Member]
Geography:
Total	30,997	27,073	27,102
Germany
Geography:
Total	14,302	11,548	12,147
APAC [Member]
Geography:
Total	$ 7,061	$ 6,075	$ 5,519